Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (30,074)	$ (69,005)	$ (98,501)
Net loss from discontinued operations	(100,737)	(66,580)	(94,908)
Net income (loss) from continuing operations	70,663	(2,425)	(3,593)
Adjustments to reconcile net loss to net cash used in by operating activities:
Share-based compensation expenses		92	3,171
Loss on disposal of cryptocurrencies	4,268
Gain on fair value changes of cryptocurrencies	(83,330)
Interest (income) expenses	(14)	5
Changes in operating assets and liabilities:
Other assets	204
Other liabilities		(315)	83
Net cash used in continuing operating activities	(8,629)	(2,681)	(209)
Net cash used in discontinued operating activities	(45,960)	(22,783)	(39,808)
Net cash used in operating activities	(54,589)	(25,464)	(40,017)
Cash Flows from Investing Activities:
Purchases of cryptocurrencies	(15,901)
Net cash used in continuing investing activities	(15,901)
Net cash provided by (used in) discontinued investing activities	17,321	(1,058)	(1,762)
Net cash provided by (used in) investing activities	1,420	(1,058)	(1,762)
Cash Flows from Financing Activities:
Proceeds from exercise of warrants			600
Proceeds from private placement	30,849	1,120
Proceeds from private placement-related parties		1,700
Payments for reverse recapitalization and ordinary shares issuance costs			(250)
Net cash provided by continuing financing activities	30,849	2,820	350
Net cash (used in) provided by discontinued financing activities	(8,384)	10,818	4,875
Net cash provided by financing activities	22,465	13,638	5,225
Net change in cash, cash equivalents, and restricted cash	(30,704)	(12,884)	(36,554)
Effects of currency translation on cash, cash equivalents, and restricted cash	31,813	4,546	(1,360)
Cash, cash equivalents, and restricted cash, beginning of year	3,771	12,109	50,023
Cash, cash equivalents, and restricted cash, end of year	4,880	3,771	12,109
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of year	(938)	(2,089)	(12,059)
Total cash, cash equivalents and restricted cash of continuing operations at end of year	3,942	1,682	50
Non-cash investing and financing activities:
Issuance of Class A ordinary shares to offset other current liabilities to related parties	2,590
Issuance of Class A ordinary shares for Bitcoins	307,000
Unpaid deferred offering cost related to reverse recapitalization			379
Deferred offering cost settled with ordinary shares			1,000
Deferred offering costs reclassified to additional paid-in capital			4,500
Repurchase of treasury shares			500
Related Party [Member]
Changes in operating assets and liabilities:
Other current assets		60	(60)
Accruals and other current liabilities	(1,706)	38	50
Nonrelated Party [Member]
Changes in operating assets and liabilities:
Accruals and other current liabilities	$ 1,286	$ (136)	$ 140